Income Taxes NOL and Tax Credit Carryforwards (Details) $ in Millions	Dec. 31, 2019 USD ($)
United States
NOL and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	$ 766
State [Member]
NOL and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	136
Tax credit carryforwards	11
United Kingdom
NOL and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	23
Within 5 years [Member] | United States
NOL and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	0
Within 5 years [Member] | State [Member]
NOL and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	30
Tax credit carryforwards	3
Within 5 years [Member] | United Kingdom
NOL and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	0
Within 5-20 years [Member] | United States
NOL and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	766
Within 5-20 years [Member] | State [Member]
NOL and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	106
Tax credit carryforwards	8
Within 5-20 years [Member] | United Kingdom
NOL and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	0
Foreign Tax Credits [Member] | United States
NOL and Tax Credit Carryforwards [Line Items]
Tax credit carryforwards	30
Foreign Tax Credits [Member] | Within 5 years [Member] | United States
NOL and Tax Credit Carryforwards [Line Items]
Tax credit carryforwards	7
Foreign Tax Credits [Member] | Within 5-20 years [Member] | United States
NOL and Tax Credit Carryforwards [Line Items]
Tax credit carryforwards	23
Research Tax Credit Carryforward [Member] | United States
NOL and Tax Credit Carryforwards [Line Items]
Tax credit carryforwards	2
Research Tax Credit Carryforward [Member] | Within 5 years [Member] | United States
NOL and Tax Credit Carryforwards [Line Items]
Tax credit carryforwards	0
Research Tax Credit Carryforward [Member] | Within 5-20 years [Member] | United States
NOL and Tax Credit Carryforwards [Line Items]
Tax credit carryforwards	2
Economic Zone Credit [Member] | Poland [Member]
NOL and Tax Credit Carryforwards [Line Items]
Tax credit carryforwards	2
Economic Zone Credit [Member] | Within 5 years [Member] | Poland [Member]
NOL and Tax Credit Carryforwards [Line Items]
Tax credit carryforwards	0
Economic Zone Credit [Member] | Within 5-20 years [Member] | Poland [Member]
NOL and Tax Credit Carryforwards [Line Items]
Tax credit carryforwards	$ 2